CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses and Combined Portfolios Institutional Shares Statement of Additional Information (“SAI”), Global Allocation Portfolio – Moderate Institutional Shares SAI, Global Allocation Portfolio – Moderate Service Shares SAI, Janus Aspen Preservation Series – Growth Institutional Shares SAI, and Janus Aspen Preservation Series – Growth Service Shares SAI from the forms of Prospectuses and Combined Portfolios Institutional Shares SAI, Global Allocation Portfolio – Moderate Institutional Shares SAI, Global Allocation Portfolio – Moderate Service Shares SAI, Janus Aspen Preservation Series – Growth Institutional Shares SAI, and Janus Aspen Preservation Series – Growth Service Shares SAI that were filed in Post-Effective Amendment No. 69 (“PEA No. 69”) on May 1, 2014, pursuant to Rule 485(b) of the 1933 Act for the following Portfolios:

Balanced Portfolio	Global Technology Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Enterprise Portfolio	Janus Aspen INTECH U.S. Low Volatility Portfolio
– Institutional Shares	– Service Shares
– Service Shares

Flexible Bond Portfolio	Janus Aspen Perkins Mid Cap Value Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Forty Portfolio	Janus Aspen Preservation Series – Growth
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Global Allocation Portfolio – Moderate	Janus Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Global Research Portfolio	Overseas Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares
(collectively, the “Portfolios”)
3.	The text of PEA No. 69 has been filed electronically.
DATED: May 6, 2014

JANUS ASPEN SERIES on behalf of the Portfolios
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President